LICENSES	12 Months Ended
Dec. 31, 2011
LICENSES
LICENSES

10. LICENSES

        In connection with providing telecommunication services, the Group has been issued various licenses by the Russian Ministry of Information Technologies and Communications. In addition to the licenses received directly from the Ministry, the Group has gained access to various telecommunications licenses through acquisitions. In foreign subsidiaries, the licenses are granted by the local telecommunications authorities.

        As of December 31, 2011 and 2010, the recorded values of the Group's telecommunication licenses were as follows:

	December 31,
	2011	2010
Russia	$20,320	$229,209
Uzbekistan	196,517	196,517
Armenia	192,186	203,993
Ukraine	49,494	49,414

Licenses, at cost	458,517	679,133
Accumulated amortization	(231,006)	(384,405)

Licenses, net	$227,511	$294,728

        Amortization expense for the years ended December 31, 2011, 2010 and 2009, amounted to $60.1 million, $76.3 million and $78.7 million, respectively.

        The Group's operating licenses do not provide for automatic renewal. As of December 31, 2011, all licenses covering the territories of the Russian Federation were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is two years.

        The Group has limited experience with the renewal of its existing licenses covering the territories of the Group's foreign subsidiaries. Licenses for the provision of telecommunication services in MTS Ukraine, Uzdunrobita and K-Telecom are valid until 2013, 2016 and 2019, respectively. The license in Turkmenistan was suspended by the Turkmenistan Ministry of Communications in December 2010 which resulted in cessation of the Group's operational activity in Turkmenistan (Note 4). Management believes that all other licenses required for the Group's operations will be renewed upon expiration, though there is no assurance of such renewals and the Group has limited experience in seeking renewal of such licenses.

        Based solely on the cost of amortizable operating licenses existing as of December 31, 2011 and current exchange rates, the estimated future amortization expenses for the five years ending December 31, 2016 and thereafter are as follows:

Estimated amortization expense in the year ended December 31,
2012	$36,186
2013	31,016
2014	29,804
2015	29,797
2016	29,791
Thereafter	70,917

Total	$227,511

        The actual amortization expense to be reported in future periods could differ from these estimates as a result of new license acquisitions, changes in useful lives, exchange rates and other relevant factors.

        Operating licenses contain a number of requirements and conditions specified by legislation. The requirements generally include targets for service start date, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.